TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
TAXES ON INCOME [Abstract]
Tax income (expenses) (Note 11)	$ (1,122)		$ 125		$ 24
Valuation allowance	2,889		3,915
Operating Loss Carryforwards [Line Items]
Deferred tax asset, carryforward tax business losses	3,891	[1]	3,637	[1]
Domestic Country [Member] | Top Image Systems Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	4,007
Capital loss carryforwards	1,890
Deferred tax asset, carryforward tax business losses	1,002
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	9,933
Singapore Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	3,550
Japan Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	2,544
UK Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	863
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	$ 2,976
Years losses can be carried forward	2 to 9 years

[1]	Inclusive of the effect of enacted changes in tax rates in accordance with Israeli Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2010 and 2011).